Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations	Business Combinations

Acquisitions Completed in 2018

During the year ended December 31, 2018, we completed four acquisitions reflecting 100% of the equity interests of the acquired companies, for an aggregate purchase price of $2.7 billion.

Hyperwallet

We completed the acquisition of HWLT Holdings Inc. (“Hyperwallet”) in November 2018 by acquiring all the outstanding shares for a total purchase price of approximately $399 million, consisting of cash consideration. We acquired Hyperwallet to enhance our payout capabilities and improve our ability to provide an integrated suite of payment solutions to ecommerce platforms and marketplaces around the world. The allocation of purchase consideration resulted in approximately $100 million of customer-related intangible assets, approximately $30 million of developed technology intangible assets, and approximately $2 million of marketing related intangible assets with estimated useful lives ranging from 3 to 7 years, funds receivable and customer accounts of $412 million, funds payable and amounts due to customers of $412 million, net liabilities of approximately $32 million, and initial goodwill of approximately $299 million, which is attributable to the workforce of Hyperwallet and the synergies expected to arise from the acquisition. We do not expect goodwill to be deductible for income tax purposes. The allocation of the purchase price for this acquisition has been prepared on a preliminary basis and changes to the allocation to certain assets, liabilities, and tax estimates may occur as additional information becomes available.

iZettle

We completed the acquisition of iZettle AB (publ) (“iZettle”) in September 2018 by acquiring all the outstanding shares for a total purchase price of $2.2 billion, consisting of cash consideration paid of approximately $2.1 billion (net of cash acquired of $103 million) and restricted shares of PayPal with a fair value of approximately $22 million. We acquired iZettle to expand our in-store presence and strengthen our Payments Platform to help small businesses around the world grow and thrive in an omnichannel retail environment.

The following table summarizes the preliminary allocation of the purchase consideration to the fair value of the assets acquired and liabilities assumed:

(In millions)
Goodwill	$1,600
Customer lists and user base	426
Marketing related	102
Developed technology	121
All other	1
Total intangibles	$650
Cash	103
Funds receivable and customer accounts	47
Funds payable and amounts due to customers	(47)
Deferred tax liabilities, net	(118)
Other net liabilities	(53)
Total purchase consideration	$2,182

The intangible assets acquired consists primarily of merchant relationships, trade name/trademarks, developed technology, and existing acquirer relationships with estimated useful lives ranging from 3 to 7 years. The excess of the purchase consideration over the fair value of net tangible and identifiable intangible assets acquired was recorded as goodwill, which is attributable to the workforce of iZettle and the synergies expected to arise from the acquisition. We do not expect goodwill to be deductible for income tax purposes. The allocation of the purchase price for this acquisition has been prepared on a preliminary basis and changes to the allocation to certain assets, liabilities, and tax estimates may occur as additional information becomes available.

Simility

We completed the acquisition of Simility, Inc. (“Simility”) in July 2018 by acquiring all the outstanding shares for a total purchase price of $107 million, consisting of cash consideration. We acquired Simility to enhance our ability to deliver fraud prevention and risk management solutions to merchants globally. The allocation of purchase consideration resulted in approximately $18 million of developed technology intangible assets with an estimated useful life of 3 years, net assets of approximately $10 million, and initial goodwill of approximately $79 million, which is attributable to the workforce of Simility and the synergies expected to arise from the acquisition. We do not expect goodwill to be deductible for income tax purposes. The allocation of the purchase price for this acquisition has been prepared on a preliminary basis and changes to the allocation to certain assets, liabilities, and tax estimates may occur as additional information becomes available.

Other Acquisitions

In May 2018, we completed an acquisition which was accounted for as a business combination. The total purchase price for this acquisition was $16 million, consisting of cash consideration. The allocation of purchase consideration resulted in approximately $13 million of developed technology intangible assets with an estimated useful life of 2 years and initial goodwill of approximately $3 million, which is attributable to the workforce of the acquired company and the synergies expected to arise from the acquisition. We do not expect goodwill to be deductible for income tax purposes. The allocation of the purchase price for this acquisition has been prepared on a preliminary basis and changes to the allocation to certain assets, liabilities, and tax estimates may occur as additional information becomes available.

We have included the financial results of the acquired businesses in our consolidated financial statements from the date of acquisition. Revenues and expenses related to these acquisitions for the year ended December 31, 2018 were not material. Pro forma results of operations have not been presented because the effects of these acquisitions were not material to our financial results.

Acquisitions Completed in 2017

During 2017, we completed two acquisitions, reflecting 100% of the equity interests of the acquired companies, for an aggregate purchase price of $420 million:

TIO Networks Corp.

We completed the acquisition of TIO Networks Corp. (“TIO”) in July 2017 by acquiring all the outstanding shares of TIO for $2.64 per share in cash. We acquired TIO to expand our scale of operations, complement our product portfolio, and to help accelerate our entry into bill payments. The total purchase price of $238 million consisted of cash consideration. The allocation of purchase consideration resulted in approximately $66 million of technology and customer-related intangible assets with an estimated useful life of 1 to 5 years, net assets of approximately $6 million and goodwill of approximately $166 million, which is attributable to the workforce of TIO and the synergies expected to arise from the acquisition. We do not expect that all of the goodwill will be deductible for income tax purposes.

In November 2017, we suspended the operations of TIO to protect customer data as part of an ongoing investigation of security vulnerabilities of the TIO platform. In March 2018, our management decided to wind down TIO's operations. Refer to Note 5—“Goodwill and Intangible Assets” and Note 13—“Commitments and Contingencies—Litigation and Regulatory Matters” for further details.

Swift Financial Corporation

We completed the acquisition of Swift Financial Corporation (“Swift”) in September 2017 by acquiring all the outstanding shares of Swift for a total purchase price of $182 million. We acquired Swift to enable us to enhance our underwriting capabilities and strengthen our business financing offerings, helping us to deepen relationships with our existing merchants and expand services to new merchants. The allocation of purchase consideration resulted in approximately $44 million of technology and customer-related intangible assets with an estimated useful life of 1 to 3 years, $169 million of merchant receivables, net liabilities of approximately $129 million and goodwill of approximately $98 million, which is attributable to the workforce of Swift and the synergies expected to arise from the acquisition. We do not expect goodwill to be deductible for income tax purposes. The gross contractual merchant receivables acquired were approximately $213 million. Management estimates that the cash collected will approximate the contractual amounts of merchant receivables.

Acquisitions Completed in 2016

There were no acquisitions or divestitures completed in 2016.